Calvert
Global Small-Cap Equity Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Australia — 3.0%
BlueScope Steel, Ltd.	3,795	$ 60,502
CAR Group, Ltd.	14,868	315,072
Data#3, Ltd.	37,567	216,072
IGO, Ltd.	10,504	64,737
Steadfast Group, Ltd.	41,358	164,271
		$ 820,654
Belgium — 1.5%
Azelis Group NV	9,022	$ 221,505
KBC Ancora	4,140	190,004
		$411,509
Canada — 2.7%
Agnico Eagle Mines, Ltd.	1,114	$61,079
ATS Corp.(1)	5,407	233,043
Descartes Systems Group, Inc. (The)(1)	1,956	164,342
Granite Real Estate Investment Trust	2,571	148,006
Killam Apartment Real Estate Investment Trust	10,016	135,759
		$742,229
France — 0.7%
IPSOS S.A.	2,985	$187,423
		$187,423
Germany — 1.2%
Encavis AG(1)	7,171	$123,347
Jenoptik AG	6,730	211,073
		$334,420
Italy — 2.7%
Amplifon SpA	4,768	$165,214
BFF Bank SpA(2)	17,836	203,484
DiaSorin SpA	979	100,899
FinecoBank Banca Fineco SpA	7,275	109,446
MARR SpA	8,319	105,573
Moncler SpA	1,083	66,680
		$751,296
Japan — 10.9%
As One Corp.	4,087	$161,915
Asahi Intecc Co., Ltd.	6,419	130,170
BayCurrent Consulting, Inc.	6,497	227,434
Chiba Bank, Ltd. (The)	16,754	120,706
Cosmos Pharmaceutical Corp.	2,242	258,748
Fukuoka Financial Group, Inc.	5,922	139,293
Goldwin, Inc.	1,895	135,869
JMDC, Inc.	1,857	56,005
Kose Corp.	1,636	122,283
LaSalle Logiport REIT	141	151,819
Lion Corp.	13,958	129,445
Security	Shares	Value
Japan (continued)
Miura Co., Ltd.	7,265	$ 144,254
Nihon M&A Center Holdings, Inc.	13,682	75,292
NOF Corp.	4,378	217,187
Riken Keiki Co., Ltd.	5,167	251,619
Sanwa Holdings Corp.	19,576	295,951
Sumco Corp.	9,611	143,773
USS Co., Ltd.	12,232	245,572
		$ 3,007,335
Luxembourg — 0.1%
APERAM S.A.	640	$23,280
		$23,280
Netherlands — 1.9%
BE Semiconductor Industries NV	1,015	$153,241
Euronext NV(2)	1,431	124,363
IMCD NV	1,425	248,183
		$525,787
New Zealand — 0.5%
Spark New Zealand, Ltd.	45,494	$148,937
		$148,937
Norway — 0.4%
SmartCraft ASA(1)	50,945	$113,572
		$113,572
Singapore — 0.4%
Daiwa House Logistics Trust	205,782	$102,092
		$102,092
Spain — 0.5%
Inmobiliaria Colonial Socimi S.A.	17,510	$126,710
		$126,710
Sweden — 2.6%
AddTech AB, Class B	12,071	$265,593
Autoliv, Inc.	1,343	147,985
Boliden AB	1,057	33,084
Sdiptech AB, Class B(1)	10,457	280,472
		$727,134
Switzerland — 0.4%
Galenica AG(2)	1,428	$123,528
		$123,528
United Kingdom — 9.0%
Cranswick PLC	3,068	$148,620
Diploma PLC	7,387	337,377
DiscoverIE Group PLC	35,596	358,191
Games Workshop Group PLC	926	116,375
Greggs PLC	3,581	118,708

Calvert
Global Small-Cap Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
JTC PLC(2)	26,264	$ 272,880
Rentokil Initial PLC ADR	11,526	329,759
Shaftesbury Capital PLC	70,685	124,416
SSP Group PLC(1)	74,482	222,759
Volution Group PLC	27,706	152,897
Wise PLC, Class A(1)	13,572	150,941
Zegona Communications PLC(1)	71,950	169,690
		$ 2,502,613
United States — 60.0%
AAON, Inc.	3,112	$229,883
Addus HomeCare Corp.(1)	1,088	101,021
Albany International Corp., Class A	3,022	296,821
Alliant Energy Corp.	6,195	317,803
Altair Engineering, Inc., Class A(1)	1,804	151,807
AptarGroup, Inc.	3,486	430,939
Aramark	4,379	123,050
Atmus Filtration Technologies, Inc.(1)	3,812	89,544
AZEK Co., Inc. (The)(1)	7,450	284,962
Brunswick Corp.	1,015	98,201
Burlington Stores, Inc.(1)	947	184,173
Casey's General Stores, Inc.	438	120,336
CBIZ, Inc.(1)	7,712	482,694
Ceridian HCM Holding, Inc.(1)	2,005	134,576
Chemed Corp.	890	520,427
Clearwater Analytics Holdings, Inc., Class A(1)	6,758	135,363
CMS Energy Corp.	5,383	312,591
Commerce Bancshares, Inc.	6,287	335,778
Cooper Cos., Inc. (The)	1,270	480,619
Core & Main, Inc., Class A(1)	13,018	526,057
CubeSmart	6,566	304,334
Diodes, Inc.(1)	1,792	144,292
Domino's Pizza, Inc.	918	378,427
Dorman Products, Inc.(1)	5,155	429,979
EastGroup Properties, Inc.	2,026	371,852
Envestnet, Inc.(1)	4,985	246,857
Envista Holdings Corp.(1)	6,892	165,821
Equity LifeStyle Properties, Inc.	5,728	404,053
Euronet Worldwide, Inc.(1)	1,353	137,316
Fair Isaac Corp.(1)	142	165,289
First American Financial Corp.	1,290	83,128
Generac Holdings, Inc.(1)	729	94,216
Graco, Inc.	3,389	294,030
Harley-Davidson, Inc.	3,430	126,361
Herc Holdings, Inc.	612	91,121
Hexcel Corp.	1,568	115,640
Janus International Group, Inc.(1)	7,712	100,642
Jazz Pharmaceuticals PLC(1)	1,630	200,490
Lancaster Colony Corp.	448	74,543
Landstar System, Inc.	835	161,698
LPL Financial Holdings, Inc.	1,120	254,934
Security	Shares	Value
United States (continued)
MarketAxess Holdings, Inc.	960	$ 281,136
Middleby Corp. (The)(1)	2,719	400,155
Neogen Corp.(1)	6,246	125,607
Neurocrine Biosciences, Inc.(1)	1,287	169,575
Nordson Corp.	931	245,933
NV5 Global, Inc.(1)	1,764	196,016
Papa John's International, Inc.	1,443	110,000
Performance Food Group Co.(1)	4,501	311,244
PowerSchool Holdings, Inc., Class A(1)	6,581	155,048
Progress Software Corp.	3,283	178,267
Quaker Chemical Corp.	1,597	340,832
R1 RCM, Inc.(1)	13,322	140,814
Rexford Industrial Realty, Inc.	6,897	386,922
RH(1)	302	88,027
RLI Corp.	2,775	369,408
Ryan Specialty Holdings, Inc.(1)	2,876	123,726
Selective Insurance Group, Inc.	2,894	287,895
Simply Good Foods Co. (The)(1)	3,114	123,314
SouthState Corp.	3,491	294,815
SPS Commerce, Inc.(1)	741	143,635
Teleflex, Inc.	1,336	333,118
Texas Roadhouse, Inc.	1,468	179,434
Tradeweb Markets, Inc., Class A	3,893	353,796
Tyler Technologies, Inc.(1)	530	221,604
Visteon Corp.(1)	695	86,805
W.R. Berkley Corp.	5,339	377,574
White Mountains Insurance Group, Ltd.	203	305,517
Woodward, Inc.	1,509	205,420
Wyndham Hotels & Resorts, Inc.	4,615	371,092
		$16,608,397
Total Common Stocks (identified cost $21,808,834)		$27,256,916

Short-Term Investments — 1.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	460,957	$ 460,957
Total Short-Term Investments (identified cost $460,957)		$ 460,957

Total Investments — 100.2% (identified cost $22,269,791)	$27,717,873
Other Assets, Less Liabilities — (0.2)%	$ (47,524)
Net Assets — 100.0%	$27,670,349

Calvert
Global Small-Cap Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $724,255 or 2.6% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	25.4%
Financials	16.9
Consumer Discretionary	12.0
Health Care	10.8
Information Technology	10.1
Real Estate	8.2
Consumer Staples	5.0
Materials	4.4
Communication Services	3.0
Utilities	2.7
Total	98.5%

Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $460,957, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as  follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$119,406	$3,761,807	$(3,420,256)	$ —	$ —	$460,957	$4,398	460,957

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$820,654	$ —	$820,654

Calvert
Global Small-Cap Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Belgium	$ —	$411,509	$ —	$411,509
Canada	742,229	—	—	742,229
France	—	187,423	—	187,423
Germany	—	334,420	—	334,420
Italy	—	751,296	—	751,296
Japan	—	3,007,335	—	3,007,335
Luxembourg	—	23,280	—	23,280
Netherlands	—	525,787	—	525,787
New Zealand	—	148,937	—	148,937
Norway	—	113,572	—	113,572
Singapore	—	102,092	—	102,092
Spain	—	126,710	—	126,710
Sweden	147,985	579,149	—	727,134
Switzerland	—	123,528	—	123,528
United Kingdom	329,759	2,172,854	—	2,502,613
United States	16,608,397	—	—	16,608,397
Total Common Stocks	$17,828,370	$9,428,546(1)	$ —	$27,256,916
Short-Term Investments	$460,957	$ —	$ —	$460,957
Total Investments	$18,289,327	$9,428,546	$ —	$27,717,873

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
4